FINANCE INCOME / EXPENSE / OTHER FINANCIAL RESULTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income
Interest gain	$ 652	$ 1,920	$ 958
Finance income	652	1,920	958
Finance expense
Interest expense on borrowings	(915)	(2,426)	(1,226)
Interest expense on lease liabilities	(5,415)	(4,944)	(3,464)
Other interest	(4,150)	(1,505)	(419)
Other	(2,228)	(1,555)	(1,544)
Total	(12,708)	(10,430)	(6,653)
Other financial results, net
Net (loss) gain arising from financial assets measured at fair value through PL	(8,537)	(3,423)	1,207
Net gain (loss) arising from financial assets measured at fair value through OCI	6	(16)	72
Gain (loss) arising from financial assets measured at amortized cost	0	395	99
Foreign exchange gain (loss)	3,900	(2,935)	(8,841)
Gain on transaction with bonds	708	9,580	1,569
Total	$ (3,923)	$ 3,601	$ (5,894)